Acquisitions and Disposals - Summary of Disposal of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 198
Investment associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		£ 571
Net book value of shares		143
Reclassification of exchange from other comprehensive income		30
Transaction costs		7
Profit on disposal		£ 386
Investment associates and joint ventures [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)
Profit on disposal	£ 94